Seward & Kissel LLP
                               1200 G Street, NW
                                   Suite 350
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com


                                                         February 4, 2011


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


                 Re:  AllianceBernstein Exchange Reserves
                      (File Nos. 33-74230 and 811-08294)
                      -----------------------------------

Dear Sir or Madam:

      On behalf of the AllianceBernstein Exchange Reserves (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses of the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on January 31, 2011.

      A copy of the Statement of Additional Information for the Fund will be filed under Rule 497(c) today.

      Please call me at the above-referenced number if you have any questions regarding the attached.


                                       Very truly yours,


                                       /s/ Erin C. Loomis
                                       ------------------
                                           Erin C. Loomis






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